Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, gross	$ 87,201	$ 78,232	$ 78,232
Less accumulated depreciation	79,460	77,168	62,407
Property, Plant and Equipment, net	7,741	1,064	15,825
Autos [Member]
Property, Plant and Equipment, gross	64,458	64,458	64,458
Medical Equipment [Member]
Property, Plant and Equipment, gross	13,969	5,000	5,000
Other Equipment [Member]
Property, Plant and Equipment, gross	$ 8,774	$ 8,774	$ 8,774